Derivative liabilities - Changes in fair values of the derivative liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative liabilities.
Balance, beginning	$ 191,203	$ 17,899,855
Decrease of derivative liabilities for warrants priced in USD per change in functional currency		(17,899,855)
Recognize of derivative liabilities for warrants priced in CAD per change in functional currency		32,439,081
Warrants exercised		(13,327,450)
Changes in fair value of derivative liabilities	(191,174)	(18,920,428)
Balance, ending	$ 29	$ 191,203